Related Party Transactions and Exempt Party-In-Interest Transactions (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
EBP, Employer, Common Stock | EBP 019
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common stock market value, per share (in usd per share)	$ 92.43	$ 75.82